Equity Plans and Related Equity Activity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Summary of Assumptions for Fair Value of Option Award

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table.

	2012	2011	2010
Option Grants:
Expected volatility	62-63%	63-65%	62-66%
Expected dividends	—	—	—
Expected term of options (in years)	3.8-4.6	3.8-4.6	3.3-4.6
Risk-free interest rate	0.6-0.9%	0.8-2.0%	1.0-2.4%
ESPP:
Expected volatility	52.70%	60-89%	60-85%
Expected dividends	—	—	—
Expected term of ESPP (in years)	0.5-2.0	0.5-2.0	0.5-2.0
Risk-free interest rate	0.2-0.3%	0.1-0.6%	0.2-1.1%

Summary of Option Activity

A summary of option activity is presented below (in thousands, except per share):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	12,498	$1.54
Granted	6,980	1.00
Exercised	(80)	1.18
Forfeited or expired	(2,259)	1.46

Outstanding at December 30, 2012	17,139	$1.33	5.55	$2

Exercisable at December 30, 2012	5,443	$1.72	4.60	$1

Summarizes Information about Stock Options

The following table summarizes information about stock options as of December 30, 2012 (in thousands, except per share):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted- Average Remaining Contractual Term (Years)	Weighted Average Exercise Price per Share	Number of Options	Weighted Average Exercise Price per Share
$0.72 to $0.89	5,120	6.5	$0.87	107	$0.78
$0.94 to $1.27	6,492	5.4	1.21	2,343	1.21
$1.30 to $1.82	4,488	5.0	1.62	2,199	1.73
$1.88 to $15.24	1,039	4.2	3.08	794	3.28

	17,139	5.6	1.33	5,443	1.72

Summary of Restricted Stock Unit Activity

A summary of our restricted stock unit activity is presented below (in thousands):

	Shares	Weighted- Average Grant Date Fair Value Per Share
Restricted stock units outstanding at January 1, 2012	52	$1.82
Granted	54	1.39
Vested	(74)	1.80
Forfeited	(9)	1.87

Restricted stock units outstanding at December 30, 2012	23	1.52

Summary of Restricted Stock Activity

A summary of restricted stock activity is presented below (in thousands):

	Shares	Weighted- Average Grant Date Fair Value Per Share
Restricted stock outstanding at January 1, 2012	475	$1.69
Granted	—	—
Vested	(190)	1.68
Forfeited	(84)	1.68

Restricted stock outstanding at December 30, 2012	201	1.64